Income Taxes (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 20,260,000	$ 19,322,000
Net operating loss carry forward expected to expire amount	$ 11,196,261	$ 11,196,261
Net operating loss expiration term	2034 through 2037	2034 through 2037
NOLs usage against taxable income, percentage	80.00%	80.00%
Equity Method Investment, Ownership Percentage	50.00%	50.00%
NOLs carryforwards term		3 years
Income Tax Examination, Penalties and Interest Expense		$ 0